CONCENTRATIONS OF RISK (Details Narrative)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025	Dec. 31, 2025 USD ($)
Concentration Risk [Line Items]
Allocated share based compensation expense	$ 74,360	$ 100,000
Cash	600,000
Restricted cash current	314,000			$ 315,000
Concentrations of credit risk	$ 800,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Single Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Single Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.90%	16.90%		17.50%